UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-100.6%

Alabama-4.4%
$3,895,000	Alabama Housing Finance Authority Revenue, Multi-Family Housing Revenue, Phoenix Apartments Project-Series A (LOC: Regions Bank) 0.450%, 01/01/2036 (Putable on 02/05/2015) (a)	$3,895,000
8,295,000	Alabama Port Authority Docks Facilities Revenue (CS: NATL-RE; LIQ: Dexia Credit Local) 0.300%, 10/01/2024 (Putable on 02/05/2015) (a)	8,295,000
7,630,000	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative-Series A (SPA: National Rural Utilities Finance, SPA: National Rural Utilities Finance) 0.450%, 11/15/2038 (Putable on 05/15/2015) (a)	7,631,450
2,000,000	Chatom Industrial Development Board Pollution Control Revenue, PowerSouth Energy Cooperative-Series C (SPA: National Rural Utilities Finance) 0.450%, 12/01/2024 (Putable on 06/01/2015) (a)	2,000,380
2,000,000	Chatom Industrial Development Board Revenue-Series A (SPA: National Rural Utilities Finance) 0.450%, 08/01/2037 (Putable on 02/01/2015) (a)	2,000,000
2,875,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty) 0.500%, 11/15/2037 (Putable on 02/06/2015) (a)	2,875,000
12,000,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty) 0.500%, 11/01/2042 (Putable on 02/05/2015) (a)	12,000,000
5,395,000	Mobile Downtown Redevelopment Authority Revenue, Lafayette Plaza Hotel Project-Series A (LOC: Regions Bank) 0.400%, 05/01/2032 (Putable on 02/05/2015) (a)	5,395,000
1,630,000	The Medical Clinic Board of the City of Gulf Shores Revenue, Colonial Pinnacle MOB Project (LOC: Regions Bank) 0.400%, 07/01/2034 (Putable on 02/05/2015) (a)	1,630,000
		45,721,830

Arizona-3.1%
850,000	Arizona Health Facilities Authority Hospital System Revenue, Phoenix Children’s Hospital-Series A 2.000%, 02/01/2015	850,000
16,700,000	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project 0.520%, 09/01/2024 (Putable on 03/01/2015) (a)	16,700,501
15,000,000	Phoenix Industrial Development Authority Solid Waste Revenue, Republic Services, Inc. Project 0.400%, 12/01/2035 (Putable on 02/02/2015) (a)	15,000,000
		32,550,501

California-9.6%
820,000	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities-Series B 3.000%, 07/01/2015	827,569
500,000	California County Tobacco Securitization Agency, Refunding Bonds 4.000%, 06/01/2015	505,885
370,000	California Health Facilities Financing Authority Revenue, Children’s Hospital of Los Angeles-Series A 5.000%, 11/15/2015	378,891
1,000,000	California Pollution Control Financing Authority Revenue, Waste Management, Inc. Project-Series A-1 1.875%, 04/01/2025 (Putable on 04/01/2015) (a)	1,002,250

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

40,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A 0.400%, 08/01/2023 (Putable on 02/02/2015) (a)(b)	40,000,000
3,500,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project-Series A 1.650%, 07/01/2031 (Putable on 05/01/2017) (a)	3,525,200
5,000,000	California School Cash Reserve Program Authority Revenue, Tax and Revenue Anticipation Notes-Series G 2.000%, 02/27/2015	5,006,050
750,000	California State Public Works Board Lease Revenue, Department of Corrections-Series A 5.250%, 09/01/2016	752,940
765,000	California Statewide Communities Development Authority Industrial Development Revenue-Spratling-Cranor Properties LLC-Series A (LOC: City National Bank) 1.650%, 06/01/2020 (Putable on 02/04/2015) (a)	765,000
5,650,000	California Statewide Communities Development Authority Revenue, Auctions Rate Securities Insured Health Facility Revenue-Series E (CS: Dignity Health Obligation Group) 0.600%, 07/01/2040 (Putable on 02/06/2015) (a)	5,650,000
545,000	California Statewide Communities Development Authority Revenue, Episcopal Communities & Services 3.000%, 05/15/2015	548,177
560,000	City of La Verne, Brethren Hillcrest Homes 3.000%, 05/15/2016	571,900
5,270,000	City of Los Angeles Multifamily Housing Revenue, Masselin Manor Project-Series J (LOC: Bank of America N.A.) 0.570%, 07/01/2015 (Putable on 02/05/2015) (a)	5,270,000
12,875,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.700%, 11/01/2036 (Putable on 02/03/2015) (a)	12,875,000
7,100,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.700%, 11/01/2036 (Putable on 02/04/2015) (a)	7,100,000
14,775,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.750%, 11/01/2036 (Putable on 02/05/2015) (a)	14,775,000
		99,553,862

Colorado-1.0%
9,405,000	Arkansas River Power Authority Power Revenue (CS: Dexia Credit Local) 0.260%, 10/01/2026 (Putable on 02/05/2015) (a)(b)	9,405,000
500,000	E-470 Public Highway Authority-Series D1 (CS: NATL-RE) 5.250%, 09/01/2016	535,080
		9,940,080

Connecticut-1.1%
750,000	City of Bridgeport, General Obligation Bond-Series A (CS: Assured Guaranty Municipal) 4.125%, 10/01/2017	769,508
11,000,000	City of New Britain, General Obligation Bond Anticipation Notes-Series B 2.000%, 03/26/2015	11,021,120
		11,790,628

Florida-4.3%
30,000,000	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B 1.000%, 02/01/2029 (Putable on 02/05/2015) (a)	30,000,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

11,355,000	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local) 0.458%, 05/20/2029 (Putable on 02/02/2015) (a)(b)	11,355,000
1,000,000	Southeast Overtown Park West Community Redevelopment Agency-Series A-1 3.000%, 03/01/2015 (b)	1,002,010
285,000	Southeast Overtown Park West Community Redevelopment Agency-Series A-2 3.000%, 03/01/2015 (b)	285,581
1,315,000	Southeast Overtown Park West Community Redevelopment Agency-Series A-2 4.000%, 03/01/2016 (b)	1,359,368
1,000,000	State Correctional Privatization Commission Cops-Series A (CS: AMBAC) 5.000%, 08/01/2015	1,003,670
		45,005,629

Georgia-0.1%
900,000	Douglas County Development Authority Revenue, Electrical Fiber Systems Project (LOC: Regions Bank) 0.540%, 12/01/2021 (Putable on 02/05/2015) (a)	900,000
500,000	Richmond County Development Authority Revenue, International Paper Co. Project-Series A 5.150%, 03/01/2015	501,780
		1,401,780

Hawaii-0.5%
5,000,000	Hawaii Health System Corp. Maui Regional System Revenue, Bond Anticipation Notes-Series 2013 2.250%, 02/01/2015	5,000,000

Illinois-7.3%
63,470,000	Chicago Board of Education-Series -DCL-2012-001 (LOC: Dexia Credit Local) 0.568%, 12/01/2034 (Putable on 02/02/2015) (a)(b)	63,470,000
150,000	Plano Special Service Areas No 1 & 2, Special Tax Refunding (CS: Assured Guaranty Municipal) 1.000%, 03/01/2015	150,041
150,000	Plano Special Service Areas No 1 & 2, Special Tax Refunding (CS: Assured Guaranty Municipal) 2.000%, 03/01/2016	151,567
4,400,000	Springfield Airport Authority, Allied-Signal, Inc. Project 5.000%, 09/01/2018 (Putable on 02/04/2015) (a)	4,400,000
1,380,000	State of Illinois, General Obligation Bond (CS : NATL-RE) 5.375%, 04/01/2015	1,391,068
5,000,000	State of Illinois, General Obligation Bond-Series 2014 (CS: Assured Guaranty) 5.000%, 04/01/2015	5,037,050
1,000,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2015	1,022,170
200,000	Village of Gilberts, Special Service Area # 15 Tax Refunding (CS: Assured Guaranty Municipal) 0.850%, 03/01/2015	200,010
		75,821,906

Indiana-7.7%
350,000	Gary Chicago International Airport Authority Revenue 5.000%, 02/01/2016	361,767
400,000	Gary Chicago International Airport Authority Revenue 5.000%, 02/01/2017	425,092
13,000,000	Indiana Finance Authority Economic Development Revenue, Republic Services, Inc. Project-Series A 0.400%, 05/01/2034 (Putable on 03/02/2015) (a)	13,001,170

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

6,435,000	Indiana Finance Authority Environmental Improvement Revenue, Mittal Steel U.S.A, Inc. Project (LOC: Banco Bilbao Vizcaya Argentaria) 0.520%, 08/01/2030 (Putable on 02/04/2015) (a)	6,435,000
59,510,000	Indiana Finance Authority, Multifamily HSG Revenue (LIQ FAC: CitiGroup) 1.000%, 10/26/2017 (Putable on 02/05/2015) (a)	59,510,000
		79,733,029

Iowa-0.1%
1,000,000	State Higher Education Loan Authority, University Dubuque-Series A 2.000%, 05/14/2015	1,003,880

Kansas-0.2%
1,000,000	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.220%, 03/01/2027 (Putable on 02/05/2015) (a)	1,000,000
1,000,000	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.220%, 02/01/2029 (Putable on 02/05/2015) (a)	1,000,000
		2,000,000

Kentucky-1.0%
3,000,000	City of Somerset, General Obligation Note 1.250%, 10/01/2016	2,999,010
2,000,000	Lexington-Fayette Urban County Government Revenue, Richmond Place Associates, L.P. Project (LOC: Bank of America N.A.) 0.400%, 04/01/2015	2,000,000
5,500,000	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B 0.500%, 08/15/2023 (Putable on 02/17/2015) (a)	5,500,055
		10,499,065

Louisiana-3.6%
10,900,000	East Baton Rouge Parish Industrial Development Board Solid Waste Disposal, Georgia Pacific Corp. Project (LOC: Georgia-Pacific LLC) 0.230%, 06/01/2029 (Putable on 02/04/2015) (a)(b)	10,900,000
4,100,000	Jefferson Parish Industrial Development Board Revenue, Variable Rate Demand Revenue Bonds Sara Lee Corp. Project 0.400%, 06/01/2024 (Putable on 02/02/2015) (a)	4,100,000
2,050,000	Louisiana Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A (LOC: Regions Bank) 0.450%, 12/01/2032 (Putable on 02/05/2015)	2,050,000
2,505,000	Louisiana Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B (LOC: Capital One Bank NA) 0.620%, 07/01/2033 (Putable on 02/05/2015) (a)	2,505,000
530,000	Louisiana Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank NA) 0.620%, 07/01/2033 (Putable on 02/05/2015) (a)	530,000
1,465,000	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank) 2.000%, 09/01/2021 (Putable on 02/05/2015) (a)	1,465,000
900,000	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC (LOC: Regions Bank) 0.540%, 12/01/2016 (Putable on 02/05/2015) (a)	900,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

15,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.) 0.500%, 03/15/2025 (Putable on 03/15/2015) (a)	15,000,000
		37,450,000

Massachusetts-0.2%
1,000,000	Massachusetts Development Finance Agency, Waste Management, Inc.-Series B 2.125%, 12/01/2029 (Putable on 12/01/2015) (a)	1,013,770
622,422	Massachusetts Housing Finance Agency Revenue-Series 2970 (CS: Assured Gty LIQ FAC: Morgan Stanley Bank) 0.670%, 07/01/2025 (Putable on 02/05/2015) (b)	622,422
		1,636,192

Michigan-1.4%
7,900,000	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series 1182 (CS: Assured Guaranty; LOC: Rabobank, Int.) 0.920%, 07/01/2029 (Putable on 02/05/2015) (a)(b)	7,900,000
1,500,000	Michigan Finance Authority Revenue-Series 25-A 5.000%, 11/01/2015	1,546,470
5,000,000	Michigan Finance Authority Revenue, Detroit School District-Series E 2.850%, 08/20/2015	5,028,800
		14,475,270

Mississippi-9.0%
68,000,000	Mississippi Business Finance Corp. Revenue, PSL-North America LLC Project-Series A (LOC: ICICI Bank) 2.550%, 11/01/2032 (Putable on 02/05/2015) (a)	68,000,000
6,495,000	Mississippi Business Finance Corp., Hattiesburg Clinic Professional Association Project (LOC: Regions Bank) 0.400%, 11/01/2026 (Putable on 02/05/2015) (a)	6,495,000
4,440,000	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank) 0.410%, 03/01/2033 (Putable on 02/05/2015) (a)	4,440,000
2,175,000	Mississippi Hospital Equipment & Facilities Authority Revenue, Baptist Member Health-Series B2 0.500%, 09/01/2018 (Putable on 07/09/2015) (a)	2,175,283
12,000,000	Mississippi Hospital Equipment & Facilities Authority Revenue, Baptist Member Health-Series B2 0.500%, 09/01/2022 (Putable on 07/09/2015) (a)	12,001,560
		93,111,843

Missouri-0.2%
1,125,000	City of Riverside Industrial Development Authority, Tax Increment Refunding Revenue Bonds 2.000%, 05/01/2015	1,129,309
1,245,000	Missouri Health & Educational Facilities Authority Health Facilities Revenue, Freeman Health System 5.000%, 02/15/2015	1,246,817
		2,376,126

Montana-0.8%
8,000,000	City of Livingston, Revenue Anticipation Notes, Livingston Healthcare Project-Series 2013 2.000%, 12/01/2015	8,005,520

New Hampshire-0.2%
955,000	New Hampshire Business Finance Authority Revenue, Pennichuck Water Works, Inc. Project-Series A 3.000%, 01/01/2016	974,415

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

995,000	New Hampshire Business Finance Authority Revenue, Pennichuck Water Works, Inc. Project-Series A 4.000%, 01/01/2017	1,049,725
		2,024,140

New Jersey-11.3%
3,830,000	Casino Reinvestment Development Authority-Series A (CS: NATL-RE) 5.000%, 06/01/2016	3,876,611
500,000	Casino Reinvestment Development Authority-Series D 4.000%, 11/01/2016	522,015
3,500,000	Cedar Grove Township School District, Prommisory Notes 1.000%, 07/30/2015	3,505,460
6,400,000	City of Atlantic City, Bond Anticipation Notes-Series 2014 1.750%, 02/03/2015	6,400,128
7,000,000	City of Newark, Bond Anticipation Notes, General Improvement-Series B (SPA: Dexia Credit Local) 1.750%, 06/24/2015	7,022,540
2,765,000	City of Newark, General Obligation Notes 1.750%, 12/08/2015	2,783,360
1,120,000	City of Newark, School Promissory Notes-Series C 1.750%, 06/24/2015	1,123,606
18,184,000	City of Newark, Tax Anticipation Notes-Series A 1.750%, 02/20/2015	18,191,819
5,836,000	City of Paterson, General Obligation Notes 1.500%, 06/03/2015	5,850,940
36,300,000	New Jersey Economic Development Authority Revenue, Port Newark Container Terminal LLC Project-Series-B (LOC: Sovereign Bank N.A.) 0.730%, 07/01/2030 (Putable on 02/04/2015) (a)	36,300,000
1,800,000	New Jersey Economic Development Authority Solid Waste Facilities Revenue, Waste Management-Series A 0.550%, 06/01/2015	1,800,702
480,000	New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health-Series A 4.000%, 07/01/2015	486,605
20,410,000	New Jersey Higher Education Student Assistance Authority (CS: Assured Guaranty; SPA: Citibank N.A.) 0.270%, 06/01/2016 (Putable on 02/05/2015) (a)(b)	20,410,000
835,000	South Jersey Port Corp., Marine Terminal Revenue-Series P-2 4.000%, 01/01/2016	858,898
625,000	South Jersey Port Corp., Marine Terminal Revenue-Series Q 3.000%, 01/01/2016	637,244
1,500,000	Town of Kearny, Bond Anticipation Notes 1.000%, 02/05/2015	1,500,060
5,932,578	Township of Irvington, General Obligation Notes 2.125%, 06/19/2015	5,943,672
		117,213,660

New Mexico-0.1%
1,510,000	City of Farmington Revenue, Southern California Edison Co.-Series A 2.875%, 04/01/2029 (Putable on 04/01/2015) (a)	1,515,874

New York-12.7%
100,000	Build NYC Resource Corp., Revenue Refunding Bonds, Methodist Hospital Project 5.000%, 07/01/2015	101,866
3,000,000	City of Elmira, Revenue Anticipation Notes 1.250%, 05/28/2015	3,004,500
410,000	City of Long Beach-Series A 2.000%, 11/15/2015	414,235
2,075,000	City of Long Beach, Revenue Anticipation Notes-Series A 1.500%, 09/18/2015	2,080,665

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

1,745,000	City of Long Beach, Revenue Anticipation Notes-Series B 1.500%, 09/18/2015	1,751,369
545,000	City of Poughkeepsie, Public Improvement-Series A 3.125%, 04/15/2015	547,311
4,100,000	City of Utica, Bond Anticipation Notes-Series A 1.500%, 02/25/2015	4,101,722
1,530,000	City of Yonkers General Obligation Bond-Series A 4.000%, 07/01/2015	1,553,149
1,000,000	City of Yonkers General Obligation Bond-Series C 4.000%, 08/15/2015	1,019,650
1,440,000	Franklin County Solid Waste Management Authority, Bond Anticipation Notes 1.000%, 03/31/2015	1,440,101
15,500,000	Nassau County, Bond Anticipation Notes-Series A 2.000%, 02/02/2015	15,500,000
5,000,000	Nassau Health Care Corp., Revenue Anticipation Notes 2.250%, 01/15/2016	5,049,450
14,900,000	New York State Housing Finance Agency Revenue-Series A (LOC: Bank Of China) 0.120%, 05/01/2048 (Putable on 02/02/2015) (a)	14,900,000
1,000,000	NewYork Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series 2012 0.370%, 05/01/2030 (Putable on 02/02/2015) (a)	1,000,000
500,000	Rockland County, General Obligation Bond 5.000%, 03/01/2016	521,385
6,000,000	Rockland County, Tax Anticipation Notes 2.000%, 03/17/2015	6,009,420
10,000,000	Saint Lawrence County, Revenue Anticipation Notes 1.500%, 08/28/2015	10,035,600
8,000,000	Suffolk County, Revenue Anticipation Notes 1.500%, 03/26/2015	8,013,520
29,000,000	Suffolk County, Tax Anticipation Notes 2.000%, 07/30/2015	29,228,810
10,000,000	Town of Oyster Bay, Revenue Anticipation Notes 1.000%, 03/27/2015	10,006,100
10,500,000	Town of Ramapo, Bond Anticipation Notes-Series B 4.000%, 05/27/2015 (b)	10,546,620
5,000,000	Utica School District, Bond Anticipation Notes 1.000%, 07/23/2015	5,006,400
500,000	Westchester Tobacco Asset Securitization Corp. 5.000%, 06/01/2026	501,320
		132,333,193

North Dakota-0.1%
1,375,000	Ward County Healthcare Revenue, Trinity Obligated Group 5.250%, 07/01/2016	1,447,160

Ohio-1.8%
7,170,000	Columbus Regional Airport Authority Revenue, West Bay Apartments Project (LOC: Sovereign Bank N.A.) 0.800%, 12/01/2034 (Putable on 02/05/2015) (a)	7,170,000
2,400,000	Ohio Water Development Authority, FirstEnergy Generation Project-Series A 2.250%, 08/01/2029 (Putable on 09/15/2016) (a)	2,437,440
9,000,000	Ohio Water Development Authority, Solid Waste Revenue, Waste Management Project 2.250%, 11/01/2022 (Putable on 11/02/2015) (a)	9,124,290
		18,731,730

Oregon-1.2%
3,150,000	Gilliam County, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 0.750%, 08/01/2025 (Putable on 05/01/2015) (a)(b)	3,152,488

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

9,000,000	State of Oregon Revenue, Adjustable Refunding, Georgia-Pacific Corp. Project 0.230%, 12/01/2025 (Putable on 02/04/2015) (a)	9,000,000
		12,152,488

Pennsylvania-3.8%
5,190,000	Allegheny County Airport Authority Revenue (CS: NATL-RE; LOC: Dexia Credit Local) 0.250%, 01/01/2021 (Putable on 02/05/2015) (a)	5,190,000
5,070,000	Allegheny County Airport Authority Revenue (CS: NATL-RE; LOC: Dexia Credit Local) 0.250%, 01/01/2022 (Putable on 02/05/2015) (a)	5,070,000
3,000,000	Beaver County Industrial Development Authority Revenue, FirstEnergy Generation Project-Series A 2.200%, 01/01/2035 (Putable on 07/01/2016) (a)	3,038,820
5,000,000	Beaver County Industrial Development Authority, Refunding Pollution Control, FirstEnergy Generation Project-Series B 2.500%, 12/01/2041 (Putable on 06/01/2017) (a)	5,109,400
170,000	Clarion County Industrial Development Authority Revenue, Clarion University Foundation, Inc. Housing Project-Series D 3.000%, 07/01/2015	171,501
435,000	Clarion County Industrial Development Authority Revenue, Clarion University Foundation, Inc. Housing Project-Series D 3.000%, 07/01/2016	446,515
200,000	Dallas Area Municipal Authority, University Revenue, Misericordia University ProjectSeries 2014 4.000%, 05/01/2016	207,838
2,000,000	Pennsylvania Economic Development Financing Authority Sold Waste Disposal Revenue, Republic Services, Inc. Project 0.400%, 06/01/2044 (Putable on 04/01/2015) (a)	1,999,080
3,670,000	Pennsylvania Economic Development Financing Authority, First Energy Generation LLC-Series A 3.375%, 12/01/2040 (Putable on 07/01/2015) (a)	3,709,489
12,500,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. 0.370%, 08/01/2045 (Putable on 02/02/2015) (a)	12,500,000
2,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. 1.750%, 12/01/2033 (Putable on 12/01/2015) (a)	2,021,700
		39,464,343

Puerto Rico-2.1%
500,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017	522,580
820,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2016	858,942
2,590,000	Commonwealth of Puerto Rico, Public Improvement Bonds (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	2,736,801
670,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2017	707,976
8,000,000	Government Development Bank for Puerto Rico Revenue (CS: NATL-RE) 4.750%, 12/01/2015 (a)	8,097,520
1,725,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien-Series A 5.000%, 07/01/2016	1,795,018
450,000	Puerto Rico Electric Power Authority-Series KK (CS : NATL-RE) 5.500%, 07/01/2015	457,200

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

250,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2017	251,963
140,000	Puerto Rico Electric Power Authority Revenue-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	147,935
1,100,000	Puerto Rico Highways & Transportation Authority Revenue-Series E (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	1,164,449
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, Universidad Sacred Heart Project 4.000%, 10/01/2015	251,020
550,000	Puerto Rico Municipal Finance Agency-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2016	557,870
4,835,000	University of Puerto Rico Revenue-Series Q 5.000%, 06/01/2015	4,478,177
		22,027,451

Rhode Island-0.6%
5,000,000	City of East Providence, Tax Anticipation Notes 1.500%, 07/30/2015	5,026,850
900,000	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing Revenue, Lifespan Obligated Group Issue-Series A (CS: Assured Guaranty Municipal) 5.000%, 05/15/2015	911,772
		5,938,622

South Carolina-0.0%
245,000	South Carolina Jobs-Economic Development Authority, Refunding Revenue, FMU Student Housing LLC-Francis Marion-Series A 3.000%, 08/01/2015	247,168

Tennessee-1.8%
18,250,000	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project 0.370%, 07/02/2035 (Putable on 02/02/2015) (a)	18,250,000

Texas-5.0%
1,300,000	Angelina & Neches River Authority Revenue, REF-International Paper Co.-Series A 5.375%, 05/01/2015	1,314,469
3,000,000	Central Texas Regional Mobility Authority, Revenue Refunding Bonds-Series B 3.000%, 01/01/2045 (Putable on 01/04/2016) (a)	3,028,680
2,920,000	Fort Bend County Industrial Development Corp., Aaron Rents, Inc. Project (LOC: Wells Fargo Bank N.A.) 0.180%, 01/01/2026 (Putable on 02/05/2015) (a)	2,920,000
570,000	Hidalgo County Health Services Corp., Hospital Revenue, Mission Hospital, Inc.-Series 2008 5.000%, 08/15/2016	600,250
1,655,000	Lower Colorado River Authority Revenue, Unrefunded-Series A 5.000%, 05/15/2015	1,677,458
15,000,000	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc. Project 0.400%, 01/01/2026 (Putable on 02/02/2015) (a)	15,000,000
2,000,000	Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue-Series 2012 (CS: Macquarie Group Ltd) 5.000%, 12/15/2015	2,073,400
9,000,000	Texas Transportation Commission Turnpike System Revenue-Series B 1.250%, 08/15/2042 (Putable on 02/15/2015) (a)	9,001,620
12,700,000	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A (LOC: Compass Bank) 0.290%, 06/01/2038 (Putable on 02/05/2015) (a)	12,700,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

3,990,000	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B (LOC: Compass Bank) 0.290%, 06/01/2031 (Putable on 02/05/2015) (a)	3,990,000
		52,305,877

Virgin Islands-0.1%
300,000	Virgin Islands Port Authority Revenue, Refunding Bonds-Series A 4.000%, 09/01/2015	305,664
1,280,000	Virgin Islands Public Finance Authority, Revenue Bonds-Series A 5.000%, 10/01/2015	1,313,395
		1,619,059

Virginia-2.5%
1,750,000	Amelia County Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project 0.625%, 04/01/2027 (Putable on 04/01/2015) (a)	1,750,822
19,500,000	Campbell County Industrial Development Authority Solid Waste Disposal Facility Revenue, Georgia Pacific Corp. Project (CS: Georgia-Pacific LLC) 0.230%, 12/01/2019 (Putable on 02/04/2015) (a)(b)	19,500,000
5,000,000	King George County Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project 0.700%, 06/01/2023 (Putable on 05/01/2015) (a)	5,000,950
		26,251,772

West Virginia-1.1%
11,100,000	Fayette County Commission Solid Waste Disposal Facility, Georgia Pacific Corp. (LOC: Georgia-Pacific LLC) 0.230%, 05/01/2018 (Putable on 02/04/2015) (a)(b)	11,100,000

Wisconsin-0.3%
2,500,000	Cameron School District, Bond Anticipation Notes 2.000%, 08/17/2015	2,504,850
245,000	Wisconsin Health & Educational Facilities Authority Revenue, Fort Healthcare, Inc. Obligation 4.000%, 05/01/2016	254,293
		2,759,143

Wyoming-0.3%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A 0.750%, 06/01/2024 (Putable on 02/04/2015) (a)	2,855,000
	Total Municipal Bonds (Cost $1,045,080,146)	1,045,313,821

Shares

Money Market Funds-0.0% (c)
48,665	BlackRock Liquidity Funds: MuniCash Portfolio, 0.01%	48,665
	Total Money Market Funds (Cost $48,665)	48,665

Principal Amount

Short-Term Investments-2.4%
$2,200,000	Business Finance Authority, 0.32%	2,200,000
17,995,000	County of Carroll, Kentucky Utlilities Project, 0.25%	17,995,000
4,500,000	Grant County Commission, 0.32%	4,500,000
	Total Short-Term Investments (Cost $24,695,000)	24,695,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Total Investments (Cost $1,069,823,811)-103.0%	1,070,057,486
Liabilities in Excess of Other Assets-(3.0)%	(31,112,690)
TOTAL NET ASSETS 100.0%	$1,038,944,796

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2015.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 20.3% of the Fund’s net assets.
(c) Amount is less than 0.05%.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
CS-Credit Support
CSP-Continental Structural Plastics
LIQ FAC-Liquidity Facility
NA-North America
NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.
SPA-Standby Purchase Agreement

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-99.2%

Alabama-0.8%
$1,000,000	Mobile AL Industrial Development Board Pollution Control Revenue, Alabama Power Co., Barry Plant Project 0.320%, 10/01/2015 (Putable on 02/05/2015) (a)	$1,000,000
California-0.3%
350,000	Los Angeles Regional Airports Improvement Corp. Lease Revenue, Los Angeles International Airport (LOC: Societe Generale) 0.400%, 12/01/2015 (Putable on 02/05/2015) (a)	350,000
Colorado-5.2%
2,540,000	Colorado Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A (LOC: UMB Bank N.A.) 0.140%, 12/01/2027 (Putable on 02/05/2015) (a)	2,540,000
1,865,000	Colorado Housing & Finance Authority Economic Development Revenue, Pacific Instruments Project (LOC: Wells Fargo Bank N.A.) 0.180%, 08/01/2020 (Putable on 02/05/2015) (a)	1,865,000
2,145,000	Colorado Housing & Finance Authority Economic Development Revenue, Popiel Properties LLC Project-Series A (LOC: UMB Bank N.A.) 0.220%, 12/01/2029 (Putable on 02/05/2015) (a)	2,145,000
		6,550,000
Florida-8.0%
750,000	Broward County Housing Finance Authority, Sailboat Bend Artist Lofts Project (LOC: Citibank N.A.) 0.080%, 04/15/2038 (Putable on 02/04/2015) (a)	750,000
4,000,000	Hillsborough Community College Foundation, Inc. (LOC: BMO Harris Bank N.A.) 0.010%, 12/01/2033 (Putable on 02/05/2015) (a)	4,000,000
3,340,000	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp. (LOC: Wells Fargo Bank N.A.) 0.180%, 10/01/2035 (Putable on 02/05/2015) (a)	3,340,000
2,020,000	Sarasota County Industrial Development Revenue, Tervis Tumbler Co. (LOC: Bank of America N.A.) 0.150%, 11/01/2024 (Putable on 02/05/2015) (a)	2,020,000
		10,110,000
Illinois-8.2%
2,000,000	City of Chicago, Deutsche Bank Spears/Lifers Trust, Various States Gold-Series DBE-494 (CS: Deutsche Bank AG) 0.130%, 01/01/2029 (Putable on 02/05/2015) (a)(b)	2,000,000
1,120,000	City of East Moline, Rock Island County Industrial Development Revenue, Elliott Aviation (LOC: U.S. Bank N.A.) 0.100%, 12/01/2019 (Putable on 02/04/2015) (a)	1,120,000
195,000	Elk Grove Village Industrial Development Revenue, Rainbow Fish House, Inc. Project (LOC: JPMorgan Chase Bank) 0.480%, 05/01/2016 (Putable on 02/05/2015) (a)	195,000
1,000,000	Elmhurst Industrial Development Revenue, John Sakash Co., Inc. Project (LOC: Bank of America N.A.) 0.170%, 02/01/2025 (Putable on 02/05/2015) (a)	1,000,000
750,000	Illinois Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A (LOC: JPMorgan Chase Bank) 0.170%, 01/01/2021 (Putable on 02/05/2015) (a)	750,000

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

245,000	Illinois Finance Authority Industrial Development Revenue, Church Road Partnership (LOC: JPMorgan Chase Bank) 0.480%, 10/01/2017 (Putable on 02/05/2015) (a)	245,000
1,645,000	Illinois Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc. (LOC: JPMorgan Chase Bank) 0.280%, 07/15/2023 (Putable on 02/05/2015) (a)	1,645,000
140,000	Illinois Finance Authority Revenue, Knead Dough Baking Co. Project (LOC: JPMorgan Chase Bank) 0.480%, 09/01/2025 (Putable on 02/05/2015) (a)	140,000
900,000	Illinois Finance Authority Revenue, Reliable Materials Project (LOC: Fifth Third Bank) 0.320%, 06/01/2026 (Putable on 02/04/2015) (a)	900,000
245,000	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project (LOC: BMO Harris Bank N.A.) 0.490%, 08/01/2017 (Putable on 02/05/2015) (a)	245,000
2,065,000	Village of Woodridge, DuPage, Will & Cook Counties Industrial Development Revenue, Home Run Inn Frozen Food (LOC: JPMorgan Chase Bank) 0.280%, 10/01/2025 (Putable on 02/05/2015) (a)	2,065,000
		10,305,000
Indiana-8.6%
2,615,000	City of Jeffersonville, Economic Development Revenue, Amatrol Project 0.100%, 04/01/2023 (Putable on 02/05/2015) (a)	2,615,000
495,000	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.) 0.700%, 09/01/2020 (Putable on 02/04/2015) (a)	495,000
1,785,000	Indiana Finance Authority Development Revenue, TTP, Inc. Project (LOC: Bank of America N.A.) 0.150%, 02/01/2026 (Putable on 02/05/2015) (a)	1,785,000
6,000,000	Posey County Economic Development Revenue, Midwest Fertilizer Co. Project-Series A 0.230%, 07/01/2046 (Putable on 04/02/2015) (a)	6,000,000
		10,895,000
Kentucky-1.8%
2,300,000	Kenton County Airport Board, Special Facilities Revenue, FlightSafety International, Inc. Project-Series A (CS: Berkshire Hathaway, Inc.) 0.010%, 06/01/2021 (Putable on 02/05/2015) (a)	2,300,000
Louisiana-6.9%
2,510,000	Caddo-Bossier Parishes Port Commission Revenue, Oakley Louisiana, Inc. (LOC: Bank of America N.A.) 0.080%, 01/01/2028 (Putable on 02/05/2015) (a)	2,510,000
1,200,000	Parish of Ascension, Variable Rate Demand Revenue, BASF Corp. 0.120%, 03/01/2025 (Putable on 02/04/2015) (a)	1,200,000
5,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.) 0.500%, 03/15/2025 (Putable on 03/15/2015) (a)	5,000,000
		8,710,000
Michigan-3.6%
775,000	Michigan Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC (LOC: Fifth Third Bank) 0.200%, 05/01/2018 (Putable on 02/05/2015) (a)	775,000
1,400,000	Michigan Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc. (LOC: Fifth Third Bank) 0.200%, 03/01/2027 (Putable on 02/06/2015) (a)	1,400,000

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Sacred Heart Rehabilitation Center (LOC: Fifth Third Bank) 0.180%, 03/01/2037 (Putable on 02/06/2015) (a)	2,000,000
200,000	Michigan Strategic Fund Limited Obligation Revenue, Warren Screw Products, Inc. (LOC: JPMorgan Chase Bank) 0.480%, 09/01/2016 (Putable on 02/04/2015) (a)	200,000
100,000	Sterling Heights Economic Development Corp. Revenue, Kunath Enterprises LLC (LOC: JPMorgan Chase Bank) 0.480%, 02/01/2016 (Putable on 02/04/2015) (a)	100,000
		4,475,000
New Jersey-0.4%
500,000	City of Rahway, Bond Anticipation Notes 1.250%, 09/29/2015	502,781
New Mexico-0.2%
195,000	Albuquerque Industrial Development Revenue, Karsten Co.-Series A (LOC: U.S. Bank N.A.) 0.150%, 12/01/2017 (Putable on 02/05/2015) (a)	195,000
New York-7.0%
660,000	Erie County Industrial Development Agency Revenue, Heritage Centers Project (LOC: KeyBank N.A.) 0.170%, 09/01/2018 (Putable on 02/05/2015) (a)	660,000
1,500,000	Nassau County, Bond Anticipation Notes 2.000%, 06/15/2015	1,509,404
1,500,000	Nassau County, Bond Anticipation Notes-Series A 2.000%, 02/02/2015	1,500,066
2,000,000	Nassau County, Revenue Anticipation Notes-Series A 2.000%, 03/16/2015	2,003,650
255,000	Nassau County, Tax Anticipation Notes-Series A 2.000%, 09/15/2015	257,611
430,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 0.220%, 08/01/2017 (Putable on 02/05/2015) (a)	430,000
1,500,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project (LOC: Citibank N.A.) 0.010%, 07/01/2024 (Putable on 02/04/2015) (a)	1,500,000
1,000,000	Suffolk County, Tax Anticipation Notes 2.000%, 07/30/2015	1,007,461
		8,868,192
North Carolina-5.6%
7,100,000	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc. (LOC: Bank of America N.A.) 0.150%, 06/01/2017 (Putable on 02/05/2015) (a)	7,100,000
Ohio-4.7%
825,000	City of Hilliard Revenue, National Sign Systems, Inc. Project 0.130%, 12/01/2019 (Putable on 02/04/2015) (a)	825,000
3,500,000	Middletown City School District, Tax Anticipation Notes 2.500%, 05/01/2015	3,517,993
1,590,000	Stark County Industrial Development Authority, H-P Products, Inc. (LOC: KeyBank N.A.) 0.170%, 06/01/2018 (Putable on 02/04/2015) (a)	1,590,000
		5,932,993

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Pennsylvania-3.1%
3,900,000	Washington County Hospital Authority Revenue, Washington Hospital-Series A (LOC: PNC Bank N.A.) 0.350%, 07/01/2037 (Putable on 07/01/2015) (a)	3,900,000
South Carolina-1.9%
2,400,000	South Carolina Jobs-Economic Development Authority, Dorris Properties LLC Project (LOC: TD Bank N.A.) 0.040%, 07/01/2032 (Putable on 02/05/2015) (a)	2,400,000
Tennessee-6.4%
6,000,000	Hendersonville Industrial Development Board-Series A (LOC: Fifth Third Bank) 0.180%, 05/01/2036 (Putable on 02/06/2015) (a)	6,000,000
2,100,000	Union City Industrial Development Board, Industrial Development Revenue, Kohler Co. Project (LOC: Wells Fargo Bank N.A.) 0.180%, 10/01/2020 (Putable on 02/05/2015) (a)	2,100,000
		8,100,000
Texas-12.2%
2,600,000	Dallam County Industrial Development Corp., Rick & Janice Van Ryan (LOC: Wells Fargo Bank N.A.) 0.220%, 07/01/2037 (Putable on 02/05/2015) (a)	2,600,000
3,080,000	Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue, Airport Facility, FlightSafety Texas, Inc. Project (CS: Obh LLC) 0.010%, 07/01/2032 (Putable on 02/05/2015) (a)	3,080,000
6,200,000	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal Revenue, Flint Hills Resources LP, West Plant Project-Series A 0.080%, 07/01/2029 (Putable on 02/04/2015) (a)	6,200,000
3,500,000	Port of Port Arthur Navigation District Revenue, BASF Corp. 0.120%, 04/01/2033 (Putable on 02/04/2015) (a)	3,500,000
		15,380,000
Utah-1.5%
1,860,000	City of West Jordan Industrial Development Revenue, PenCo Products, Inc. (LOC: KeyBank N.A.) 0.220%, 04/01/2019 (Putable on 02/05/2015) (a)	1,860,000
Washington-5.6%
1,840,000	Seattle Housing Authority Revenue, Douglas Apartments (LOC: KeyBank N.A.) 0.160%, 06/01/2040 (Putable on 02/05/2015) (a)	1,840,000
1,400,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series E (LOC: KeyBank N.A.) 0.520%, 08/01/2033 (Putable on 02/05/2015) (a)	1,400,000
1,110,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series F (LOC: KeyBank N.A.) 0.520%, 11/01/2023 (Putable on 02/05/2015) (a)	1,110,000
2,745,000	Washington Economic Development Finance Authority, Wesmar Co., Inc. Project-Series F (LOC: U.S. Bank N.A.) 0.140%, 07/01/2032 (Putable on 02/05/2015) (a)	2,745,000
		7,095,000
Wisconsin-7.2%
2,305,000	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc. Project (LOC: BMO Harris Bank N.A.) 0.390%, 11/01/2042 (Putable on 02/05/2015) (a)	2,305,000

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

1,785,000	Mequon Industrial Development Revenue, SPI Lighting (LOC: BMO Harris Bank N.A.) 0.390%, 12/01/2023 (Putable on 02/05/2015) (a)	1,785,000
500,000	Milwaukee Redevelopment Authority Revenue, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.) 0.390%, 08/01/2020 (Putable on 02/05/2015) (a)	500,000
825,000	Rhinelander Industrial Development Revenue, Super Diesel/SDI Properties (LOC: JPMorgan Chase Bank) 0.300%, 07/01/2021 (Putable on 02/05/2015) (a)	825,000
2,720,000	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.) 0.390%, 11/01/2036 (Putable on 02/05/2015) (a)	2,720,000
1,000,000	Wausau Industrial Development Revenue, Apogee Enterprises, Inc. (LOC: Comerica Bank) 0.120%, 03/01/2022 (Putable on 02/05/2015) (a)	1,000,000
		9,135,000
	Total Municipal Bonds (Cost $125,163,966)	125,163,966

Shares

Money Market Funds-0.7%
870,951	BlackRock Liquidity Funds: MuniCash Portfolio, 0.01%	870,951
	Total Money Market Funds (Cost $870,951)	870,951

Total Investments (Cost $126,034,917)-99.9%		126,034,917
Other Assets in Excess of Liabilities-0.1%		80,336
TOTAL NET ASSETS 100.0%		$126,115,253

Percentages are stated as a percent of net assets.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2015.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.6% of the Fund’s net assets.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
CS-Credit Support
LOC-Letter of Credit

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-105.3%

Alabama-5.6%
$250,000	Alabama Industrial Development Solid Waste Disposal Revenue (CS: OfficeMax, Inc.) 6.450%, 12/01/2023 (a)	$252,742
850,000	Health Care Authority for Baptist Health Revenue-Series D 5.000%, 11/15/2021 (a)	878,594
250,000	Jefferson County Ltd. Obligation School Warrants-Series A 5.250%, 01/01/2017	254,355
160,000	Jefferson County, Capital Improvement Warrants-Series A (CS: NATL-RE) 5.000%, 04/01/2023 (a)	160,074
		1,545,765

Arizona-1.5%
200,000	Phoenix Industrial Development Authority Revenue, AZ GFF Tiyan LLC (Guam annual appropriation) 5.000%, 02/01/2018	211,984
200,000	Phoenix Industrial Development Authority Revenue, Legacy Traditional Schools Project-Series A 4.750%, 07/01/2019 (b)	212,646
		424,630

California-2.9%
135,000	California School Finance Authority, School Facility Revenue, Alta Public Schools Project-Series A 3.400%, 11/01/2015 (b)	137,003
200,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 4.625%, 06/01/2021 (a)	197,348
150,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 5.000%, 06/01/2021 (a)	150,414
175,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.700%, 11/01/2036 (Putable on 02/04/2015) (c)	175,000
75,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.750%, 11/01/2036 (Putable on 02/05/2015) (c)	75,000
50,000	Riverside County Public Financing Authority, Redevelopment Project-Series A (CS: XLCA) 5.000%, 10/01/2015	50,143
		784,908

Colorado-0.9%
250,000	Colorado Health Facilities Authority Revenue, Covenant Retirement Communities, Inc.-Series B 3.150%, 12/01/2018	253,678

Florida-7.4%
250,000	Capital Trust Agency, Inc. Revenue, First Mortgage Revenue-Silver Creek St. Augustine Project-Series A 6.500%, 01/01/2024 (a)	262,025
100,000	Celebration Pointe Community Development District No.1, Special Assessment Revenue 4.750%, 05/01/2024	102,246
200,000	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRC-Series A 5.000%, 11/15/2021 (a)	228,852
200,000	City Of Tampa, Solid Waste System Revenue (CS: Assured Guaranty Municipal) 5.000%, 10/01/2020	234,280

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

300,000	Collier County Industrial Development Authority CCRC, Arlington of Naples Project-Series B-1 6.875%, 05/15/2021 (b)	305,214
100,000	Florida Development Finance Corp., Educational Facilities Revenue Bonds, Miami Arts Charter School Project-Series A 5.000%, 06/15/2024 (a)(b)	101,564
400,000	Palm Beach County Health Facilities Authority Revenue, Sinai Residences Boca Raton Project-Series C 6.000%, 06/01/2021 (a)	438,208
250,000	State Development Finance Corp. Revenue, Tuscan Isle Obligated Group-Series A 6.500%, 06/01/2025	255,055
100,000	Village Community Development District #11, Special Assessment Revenue 3.250%, 05/01/2019	100,668
		2,028,112

Guam-1.1%
250,000	Guam International Airport Authority Revenue-Series C 5.000%, 10/01/2021 (a)	289,015

Idaho-1.3%
360,000	Idaho Health Facilities Authority Revenue, The Terraces Boise Project-Series B-2 6.000%, 10/01/2021 (a)	362,833

Illinois-8.6%
155,000	Chicago Board of Education, Dedicated Revenues (CS: Assured Guaranty Municipal) 5.000%, 12/01/2022 (a)	169,226
150,000	City of Chicago-Series A 4.000%, 01/01/2019	158,498
210,000	City of Chicago-Series A 4.000%, 01/01/2020 (a)	219,683
100,000	City of Chicago, General Obligation 5.000%, 12/01/2024 (a)	105,163
200,000	Illinois Finance Authority Educational Facility Revenue, Senior Rogers Park Montessori School Project 5.000%, 02/01/2024 (a)	205,836
150,000	Southwestern Development Authority Revenue, Memorial Group, Inc. 5.750%, 11/01/2019	168,663
50,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2021 (a)	57,480
1,090,000	State of Illinois, General Obligation Refunding Bond-Series A (CS: NATL-RE) 5.250%, 10/01/2015 (a)	1,094,316
180,000	Stephenson County Revenue (CS: AMBAC) 4.500%, 12/01/2020	184,793
		2,363,658

Indiana-4.4%
100,000	City of Anderson, Economic Development Revenue Refunding & Improvement, Anderson University Project 5.000%, 10/01/2024	101,443
185,000	City of Anderson, Economic Development Revenue, University Project 4.750%, 10/01/2021	185,100
250,000	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project 5.875%, 01/01/2024 (a)	289,907
325,000	Indiana Finance Authority Environmental Revenue, Refunding-Improvement, United States Steel Corp. 6.000%, 12/01/2026 (a)	368,023

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

225,000	Indiana Finance Authority Revenue, King’s Daughters Hospital & Health Services 5.000%, 08/15/2020	259,664
		1,204,137

Iowa-1.7%
100,000	City of Coralville, Certificate of Participation-Series D 5.250%, 06/01/2022 (a)	100,896
350,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fert. Co. 5.000%, 12/01/2019 (a)	374,549
		475,445

Kansas-3.3%
150,000	Kansas Independent College Finance Authority, Bethany College-Series A 5.000%, 05/01/2015	150,277
100,000	Kansas Independent College Finance Authority, Central Christian College-Series B 5.000%, 05/01/2015	100,198
200,000	Kansas Independent College Finance Authority, Ottawa University-Series C 4.600%, 05/01/2015	200,382
260,000	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC) 5.125%, 01/01/2022 (a)	266,854
200,000	Wichita Health Care Facilities Revenue, Temps-80- Presbyterian Manors-Series IV-B-1 4.250%, 11/15/2021 (a)	200,706
		918,417

Louisiana-1.0%
250,000	Parish of St. Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp. 4.000%, 12/01/2040 (Putable on 06/01/2022) (a)(c)	275,475

Maryland-4.2%
110,000	Anne Arundel County, Consolidated Special Taxing District Bonds, Villages at Two Rivers Project 4.200%, 07/01/2024 (a)	115,046
500,000	City of Westminster, Lutheran Village at Miller’s Grant, Inc.-Series C 4.375%, 07/01/2021 (a)	518,505
500,000	City of Westminster, Lutheran Village at Miller’s Grant, Inc.-Series D 3.875%, 07/01/2019	516,465
		1,150,016

Massachusetts-2.4%
133,000	Massachusetts Development Finance Agency Revenue, North Hills Communities-Series B-3 4.000%, 11/15/2017	133,078
450,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.000%, 01/01/2021 (a)	450,238
30,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2017	30,035
50,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2022 (a)	50,040
		663,391

Michigan-7.8%
280,000	City of Detroit, Sewage Disposal System Revenue-Series B (CS: NATL-RE) 5.000%, 07/01/2015	285,155
230,000	City of Detroit, Sewage Disposal System Revenue-Series B (CS: NATL-RE) 5.500%, 07/01/2015	234,588

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

100,000	City of Detroit, Water Supply System Revenue-Series A (CS: NATL-RE) 6.000%, 07/01/2015	102,198
385,000	Jackson College Dormitories, College Housing Revenue 5.000%, 05/01/2021	384,357
575,000	Michigan Finance Authority Revenue, Detroit School District-Series E 2.850%, 08/20/2015	578,312
200,000	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project 5.125%, 11/15/2025 (a)	210,462
390,000	Michigan Tobacco Settlement Finance Authority Revenue-Series A 5.125%, 06/01/2022 (a)	352,342
		2,147,414

Minnesota-1.7%
145,000	City of Hugo, Charter School Lease Revenue, Noble Academy Project-Series A 4.000%, 07/01/2020	155,784
300,000	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project 4.000%, 02/01/2020	315,945
		471,729

Nevada-0.9%
250,000	City of North Las Vegas, Refunding Bonds, Water and Sewer System-Series B 4.000%, 08/01/2017	250,180

New Hampshire-0.9%
250,000	New Hampshire Business Finance Authority Revenue, Casella Waste Systems, Inc. Project 4.000%, 04/01/2029 (Putable on 10/01/2019) (b)(c)	253,493

New Jersey-6.2%
415,000	Atlantic City Municipal Utilities Authority, Refunding Water System-Series 2007 (CS: AMBAC) 4.000%, 06/01/2018	418,191
55,000	New Jersey Economic Development Authority Revenue, Continental Airlines, Inc. Project 5.500%, 04/01/2028	55,195
500,000	New Jersey Economic Development Authority Revenue, Lions Gate Project-Series 2014 4.375%, 01/01/2024 (a)	515,810
125,000	New Jersey Economic Development Authority Revenue, Private Activity-The Goethals Bridge Replacement Project 5.250%, 01/01/2025 (a)	147,268
100,000	New Jersey Economic Development Authority, Charter School Revenue, Greater Brunswick Charter School Project-Series A 4.750%, 08/01/2024 (a)(b)	103,555
450,000	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A 4.500%, 06/01/2023 (a)	451,354
		1,691,373

New York-4.7%
215,000	Buffalo & Erie County Industrial Land Development Corp. Revenue, Madaille College Project 2.125%, 04/01/2015	215,097
100,000	New York City Industrial Development Agency Revenue, American Airlines, Inc. 7.500%, 08/01/2016	104,551
300,000	New York State Dormitory Authority Revenue, Orange Regional Medical Center 6.000%, 12/01/2016	323,979
100,000	Onondaga Civic Development Corp. Revenue, St Joseph’s Hospital Health Center Project-Series A 4.625%, 07/01/2022 (a)	107,560
100,000	Onondaga Civic Development Corp. Revenue, St Joseph’s Hospital Health Center Project-Series A 5.000%, 07/01/2019	110,901

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

225,000	Town of Ramapo, Bond Anticipation Notes-Series B 4.000%, 05/27/2015 (a)(b)	225,999
200,000	TSASC, Inc.-Series 1 5.000%, 06/01/2026 (a)	201,080
		1,289,167

Ohio-6.5%
250,000	Buckeye Ohio Tobacco Settlement Financing Authority Revenue-Series A 5.125%, 06/01/2024 (a)	215,333
400,000	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. 5.375%, 09/15/2027	401,280
195,000	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc. 5.700%, 12/01/2019	195,708
200,000	Ohio Air Quality Development Authority Revenue, AK Steel Corp. Project 6.750%, 06/01/2024 (a)	209,740
200,000	Ohio Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Nuclear Generation Project-Series C 3.950%, 11/01/2032 (Putable on 05/01/2020) (c)	214,056
265,000	Southeastern Ohio Port Authority Revenue, Refunding & Improvement, Memorial Health System 5.000%, 12/01/2016	277,126
250,000	State Air Quality Development Authority Revenue, REF-US Steel Corp. Project 5.375%, 11/01/2015	255,575
		1,768,818

Oklahoma-0.4%
95,000	Tulsa Industrial Authority Revenue-Series A (CS: NATL-RE) 6.000%, 10/01/2016	95,943

Oregon-0.8%
100,000	Hospital Facilities Authority of Multnomah County Oregon Revenue, Mirabella At South Waterfront Poject-Series A 5.000%, 10/01/2019	107,818
100,000	Hospital Facilities Authority of Multnomah County Oregon Revenue, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2024 (a)	107,443
		215,261

Pennsylvania-3.6%
50,000	Allegheny County Industrial Development Authority Revenue, Environmental Improvement Revenue, US Steel Corp. 6.500%, 05/01/2017	54,013
100,000	Indiana County Hospital Authority Revenue, Regional Medical Center-Series A 5.000%, 06/01/2023 (a)	113,611
200,000	Pennsylvania Economic Development Financing Authority Revenue, Colver Project-Series F (CS: AMBAC) 5.000%, 12/01/2015	206,672
380,000	Philadelphia Hospitals & Higher Education Facilities Authority, Refunding-Temple University Health System-Series B 5.500%, 07/01/2026 (a)	401,447
200,000	Pottsville Hospital Facilities Authority, Schuylkill Health System Project 5.750%, 07/01/2022 (a)	210,954
		986,697

Puerto Rico-9.8%
15,000	Commonwealth of Puerto Rico, General Obligation Bonds (CS: Assured Guaranty Municipal) 5.250%, 07/01/2016	15,661

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

100,000	Commonwealth of Puerto Rico, General Obligation Bonds (CS: NATL-RE) 6.000%, 07/01/2015	101,640
150,000	Commonwealth of Puerto Rico, General Obligation Bonds (CS: NATL-RE) 6.000%, 07/01/2016	158,159
300,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017 (a)	313,548
425,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2016	445,183
150,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2018	157,878
285,000	Government Development Bank for Puerto Rico Revenue (CS: NATL-RE) 4.750%, 12/01/2015 (a)(c)	288,474
200,000	Puerto Rico Electric Power Authority Revenue-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	211,336
430,000	Puerto Rico Highways & Transportation Authority Revenue (CS: FGIC) 5.250%, 07/01/2015 (a)	406,225
280,000	Puerto Rico Highways & Transportation Authority Revenue (CS: NATL-RE) 5.500%, 07/01/2015	284,026
5,000	Puerto Rico Highways & Transportation Authority Revenue-Series W (CS: NATL-RE) 5.500%, 07/01/2015	5,072
195,000	Puerto Rico Industrial Development Company Revenue-Series B (CS: NATL-RE) 5.375%, 07/01/2016	195,495
120,000	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series C 5.750%, 07/01/2018	98,327
		2,681,024

Rhode Island-0.7%
100,000	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing-Care New England-Series A 5.000%, 09/01/2021 (a)	110,345
70,000	Rhode Island Tobacco Settlement Financing Corp. Revenue-Series 2002-A, Class A 6.000%, 06/01/2023 (a)	70,459
		180,804

South Carolina-0.3%
65,000	South Carolina Jobs-Economic Development Authority Revenue, Palmetto Health 5.000%, 08/01/2019	74,450

Tennessee-1.4%
345,000	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.) 5.250%, 09/01/2018 (a)	388,839

Texas-5.3%
175,000	City of Houston Airport System Revenue, Special Facilities Continental Airlines-Series B 6.125%, 07/15/2017 (a)	175,331
200,000	City of Houston Airport System, United Air lines, Inc. Terminal E Project 4.500%, 07/01/2020	217,892
75,000	Decatur Hospital Authority Revenue, Wise Regional Health System.-Series A 5.000%, 09/01/2023 (a)	84,214

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

185,000	Harris County Cultural Education Facilities Finance Corp. Revenue, Willow Winds Project-Series A 5.000%, 10/01/2023 (a)	199,445
150,000	Red River Health Facilities Development Corp. Revenue, TEMPS-MRC Crossings Project-Series B-1 6.125%, 11/15/2020	151,710
100,000	Red River Health Facilities Development Corp. Revenue, TEMPS-MSC Crossings Project-Series B-2 5.000%, 11/15/2019	100,567
80,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2022	95,520
50,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2023 (a)	60,140
200,000	Texas Municipal Gas Acquisition & Supply Corp. I Revenue, Sr. Lien-Series D (CS: Merrill Lynch) 6.250%, 12/15/2026 (a)	255,032
100,000	Texas Public Finance Authority, Refunding, Southern University Financing System 5.000%, 11/01/2021 (a)	114,683
		1,454,534

Utah-2.5%
205,000	Utah Charter School Finance Authority Revenue, George Washington Academy-Series A 6.375%, 07/15/2018	217,501
470,000	Utah County Environmental Improvement Revenue, US Corp. Project 5.375%, 11/01/2015	480,481
		697,982

Vermont-1.5%
400,000	Vermont Student Assistance Corp. Education Loan Revenue-Series A 3.000%, 06/15/2019 (a)	409,712

Washington-2.3%
205,000	Washington Housing Finance Commission Revenue, Presbyterian Retirement Communities Northwest Project 5.000%, 01/01/2023 (a)	219,635
400,000	Washington Housing Finance Commission, Rockwood Retirement Communities Project-Series B-1 5.875%, 01/01/2021 (b)	400,244
		619,879

Wisconsin-1.7%
215,000	Public Finance Authority Revenue, Senior Living Rose Villa Project-Series B 4.500%, 11/15/2020	217,711
225,000	Wisconsin Public Finance Authority Revenue, Roseman University of Health Sciences Project 5.000%, 04/01/2022 (a)	247,005
		464,716
	Total Municipal Bonds (Cost $27,987,631)	28,881,495

Shares

Money Market Funds-0.0% (d)
114	Federated Municipal Obligation Fund, 0.01%	114
	Total Money Market Funds (Cost $114)	114

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2015 (Unaudited)

Total Investments (Cost $27,987,745)-105.3%	28,881,609
Liabilities in Excess of Other Assets-(5.3)%	(1,454,143)
TOTAL NET ASSETS 100.0%	$27,427,466

Percentages are stated as a percent of net assets.
(a) All or a portion of the security has been designated as collateral for the line of credit.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 6.3% of the Fund’s net assets.
(c) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2015.
(d) Amount is less than 0.05%.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
CS-Credit Support
FGIC-Federal Guaranty Insurance Co.
NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.
XLCA-XL Capital Assurance, Inc.

Alpine Income Trust

Notes to Schedule of Portfolio Investments

January 31, 2015 (Unaudited)

1. Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware Statutory Trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Municipal Money Market Fund, Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund are three separate funds of the Income Trust. The Alpine Municipal Money Market Fund, Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or, lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of less than one year are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 under the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Fair Value Measurement:

The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2015:

	Valuation Inputs
Ultra Short Municipal Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$1,045,313,821	$—	$1,045,313,821
Money Market Funds	—	48,665	—	48,665
Short-Term Investments	—	24,695,000	—	24,695,000
Total	$—	$1,070,057,486	$—	$1,070,057,486

	Valuation Inputs
Municipal Money Market Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$125,163,966	$—	$125,163,966
Money Market Funds	—	870,951	—	870,951
Total	$—	$126,034,917	$—	$126,034,917

	Valuation Inputs
High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$28,881,495	$—	$28,881,495
Money Market Funds	—	114	—	114
Total	$—	$28,881,609	$—	$28,881,609

* For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the year.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Ultra Short Municipal Income Fund	$1,069,823,811	$638,433	$(404,758)	$233,675
Municipal Money Market Fund	126,034,917	-	-	-
High Yield Managed Duration Municipal Fund	27,987,745	970,395	(76,531)	893,864

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Municipal Money Market Fund declares and accrues dividends daily on each business day based upon the Fund’s net income, and pays dividends monthly. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. The Ultra Short Municipal Income Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. The High Yield Managed Duration Municipal Fund declares, accrues and pays monthly dividends based upon the Fund’s net investment income Net realized capital gains, if any, may be declared and paid annually at the end of the Fund’s fiscal year in which they have been earned.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax- basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Subsequent Event:

On March 19, 2015, the Board of Trustees (the “Board”) of the Alpine Municipal Money Market Fund (the “Fund”), a series of the Alpine Income Trust (the “Trust”) determined that it is in the best interests of the Fund and its respective shareholders to liquidate the Fund (the “Liquidation”) on or about April 28, 2015 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 25, 2015

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 25, 2015

* Print the name and title of each signing officer under his or her signature.